Variable Interest Entities ("VIE") - Narrative (Details) - vessel	1 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2018	Jun. 30, 2022	Dec. 31, 2022	Apr. 16, 2019
Vessels disposal group
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions that were sold			7
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Ownership percentage					30.00%
VIE debt
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1			1
Sale and leaseback term		10 years
Sale and leaseback term, extension term	5 years